Annual Fund Operating Expenses - AZL Balanced Index Strategy Fund - AZL Balanced Index Strategy Fund	Apr. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.62%	[1]
Expenses (as a percentage of Assets)	0.71%

[1]
Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.